Advances from customers (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Advances from Customers

	12.31.2017	12.31.2016
Denominated in U.S. dollars	771.4	710.8
Denominated in Reais	131.9	145.4

	903.3	856.2

Current portion	799.2	716.4
Non-current portion	104.1	139.8